GSMBS 2024-RPL2 - ABS15G

Exhibit 99(2)(s)(1)

Recovco Due Diligence Review Narrative

GSMBS 2024-RPL2

DESCRIPTION OF SERVICES:

(1)  Type of assets that were reviewed.

Recovco Mortgage Management, LLC (“Recovco”) performed certain due diligence services described below on seasoned residential mortgage loans originated by numerous entities and obtained by an affiliate of Goldman Sachs Mortgage Company (“Client”) as part of mortgage loan acquisitions. The reviews were conducted on behalf of Client from October 2017 through December 2022 via files imaged and provided by Client or its designee for review.

(2) Sample size of the assets reviewed.

The diligence review (the “Review”) was conducted on a portion of the securitization mortgage loan population reviewed by Recovco. The total population covered during the Review varied by mortgage loan scope. The Client may have utilized multiple third-party review (“TPR”) firms for the securitization and Recovco did not review all of the mortgage loans in the securitization loan population for a specific scope of review.

The mortgage loan review sample was broken down into the following review scopes:

☐ “Compliance Review”:	123 mortgage loans
☐ “Data Integrity Review”:	Not Applicable
☐ “Collection Comment Review”:	Not Applicable
☐ “Payment History Review”:	Not Applicable
☐ “Title Review”:	Not Applicable
☐ “Title Lien Alert Review”	Not Applicable
☐ “Modification Review”	13 mortgage loans

Throughout the securitization process, the Client may have removed or added various mortgage loans from the securitization population for reasons that are unknown to Recovco. Recovco’s disclosures herein reflect findings on the securitization population (as known by Recovco) as of the date hereof.

(3) Determination of the sample size and computation.

The Compliance Review was conducted consistent with the criteria for the NRSRO(s) identified in Item 3 of the Form ABS Due Diligence-15E, which is:

Identity of NRSRO	Title and Date of Criteria
Moody's Investors Service, Inc.	Moody's Criteria for Evaluating Independent Third-Party Loan Level; Reviews for U.S. Residential Mortgage Backed Securities (RMBS), dated February 25, 2015
Morningstar Credit Ratings, LLC	Morningstar Due Diligence Mapping for 15E and Morningstar RMBS Ratings Methodology dated July 7, 2016
Standard & Poor’s Rating Services, a Standard & Poor’s Financial Service LLC business	Revised U.S. Residential Mortgage Input File Format, Glossary, and Appendix To The Glossary For LEVELS Version 7.43 – June 1, 2015, Incorporating Third Party Due Diligence into the US RMBS Rating Process dated March 14, 2012, and Methodology For Loans In; U.S. RMBS Transactions, April 30, 2010
DBRS	Third-Party Due Diligence Criteria for US RMBS Transactions, dated September 2023
Fitch Ratings, Inc.	U.S. RMBS Master Rating Criteria. dated April 18, 2022
Kroll Bond Rating Agency, LLC	US RMBS Rating Methodology, dated February 2, 2021

(4) Quality or integrity of information or data about the assets: review and methodology.

Not Applicable

(5) Origination of the assets and conformity to stated underwriting or credit extension guidelines, standards, criteria or other requirements: review and methodology.

Not Applicable

(6) Value of collateral securing the assets: review and methodology.

Not applicable.

(7) Compliance of the originator of the assets with federal, state and local laws and regulations: review and methodology.

Please be advised that Recovco did not make a determination as to whether the mortgage loans complied with federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated below. There can be no assurance that the Review uncovered all relevant factors relating to the origination of the mortgage loans, their compliance with applicable law and regulations and the original appraisals relating to the mortgaged properties or uncovered all relevant factors that could affect the future performance of the mortgage loans. Furthermore, the findings reached by Recovco are dependent upon its receiving complete and accurate data regarding the mortgage loans from mortgage loan originators and other third parties upon which Recovco is relying in reaching such findings.

Please be further advised that Recovco does not employ personnel who are licensed to practice law in the various jurisdictions, and the findings set forth in the reports prepared by Recovco do not constitute legal advice or opinions. They are recommendations or conclusions based on information provided to Recovco. Information contained in any Recovco report related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual mortgage loan. Risk levels associated with a loan may have changed an exception level, given rating agency published guidance, written guidance, or other guidance from the rating agency team on the transaction. All final decisions as to whether to purchase or enter into a transaction related to any individual mortgage loan or the mortgage loans in the aggregate, any investment strategy and any legal conclusions, including the potential liability related to the purchase or other transaction involving any such mortgage loan or mortgage loans, shall be made solely by the Client, or other agreed upon party, that has engaged Recovco to prepare its reports pursuant to its instructions and guidelines. The Client, or other agreed upon party, acknowledges and agrees that the scoring models applied by Recovco are designed to identify potential risk and the Client, or other agreed upon party, assumes sole responsibility for determining the suitability of the information for its particular use. Recovco does not make any representation or warranty as to the value of any mortgage loan or mortgage loans collateral that has been reviewed by Recovco.

Use of alternative data and documents: These are seasoned loans and wherever appropriate, alternative documentation was reviewed. For example, if no final HUD Settlement Statement or Truth in Lending Disclosure was present, preliminary HUD and/or TILA disclosures were reviewed.

Recovco reviewed the residential mortgage loans to determine, as applicable, to the extent possible and subject to the caveats below, whether the loan complies with:

a.                    Federal Truth in Lending Act (“TILA”), as implemented by Regulation Z, 12 C.F.R. Part 1026, as set forth below:

i.	Rescission (§1026.23):

1.	failure to provide the right of rescission notice;

2.	failure to provide the right of rescission notice in a timely manner and to the correct consumer(s);

3.	errors in the right of rescission notice;

4.	failure to provide the correct form of right of rescission notice;

5.	failure to provide the three (3) business day rescission period; and

6.	any material disclosure violation on a rescindable loan that gives rise to the right of rescission under TILA, which means the required disclosures of the annual percentage rate, the finance charge, the amount financed, the total of payments, the payment schedule, the HOEPA disclosures;

ii.	TIL Disclosure (§§1026.17, 18 and 19) as applicable for loans with application dates prior to October 3, 2015:

1.	review and comparison of the initial and final TIL disclosures, and any re-disclosed TIL(s);

2.	proper execution by all required parties;

3.	principal and interest calculations, and proper completion of the interest rate and payment summary; and

4.	timing of initial and re-disclosed TIL(s);

c)	Tolerances (§§1026.18, 22 and 23):

i)	inaccurate Annual Percentage Rate (APR) outside of applicable tolerance by comparing disclosed APR to re- calculated APR; and

ii)	inaccurate Finance Charge outside of applicable tolerance by comparing disclosed Finance Charge to re- calculated Finance Charge;

d)	High-cost Mortgage (§§1026.31, 32 and 33):

i)	points and fees threshold test;

ii)	APR threshold test;

iii)	prepayment penalty test; and

iv)	compliance with the disclosure requirements, limitation on terms and prohibited acts or practices in connection with a high-cost mortgage;

e)	Higher-priced Mortgage Loan (§1026.35):

i)	APR threshold test; and

ii)	compliance with the escrow account and appraisal requirements;

b.                    Federal Real Estate Settlement Procedures Act (“RESPA”), as implemented by Regulation X, 12 C.F.R. Part 1024, as set forth below:

i.	Good Faith Estimate (GFE) (§1024.7) as applicable for loans with application dates prior to October 3, 2015:

1.	confirm the presence of the current GFE form in effect at the time of origination;

2.	verify GFE was provided to the borrower(s) within three (3) business days of application;

3.	verify all sections of the GFE were accurately completed and that information was reflected in the appropriate locations;

4.	determine whether a valid and properly documented changed circumstance accompanies any changes to loan terms and/or fees on any revised GFEs over the applicable tolerance(s); and

5.	confirm the presence of a settlement service provider list, as applicable;

ii.	Final HUD-1/A Settlement Statement (HUD) (§1024.8) as applicable for loans with application dates prior to October 3, 2015:

1.	confirm current applicable HUD form was provided;

2.	determination that the loan file contains the final HUD;

3.	escrow deposit on the final HUD matches the initial escrow statement amount; and

4.	verify all sections of the final HUD were accurately completed and that information was reflected in the appropriate locations.

iii.	GFE and Final HUD Comparison (§1024.7):

1.	review changes disclosed on the last GFE provided to the borrower(s) to determine that such changes were within the allowed tolerances;

2.	confirm loan terms and fees disclosed on the third page of the final HUD accurately reflect how such items were disclosed on the referenced GFE, page 2 of the final HUD and loan documents; and

3.	review any documented cure of a tolerance violation to determine that the proper reimbursement was made and a revised HUD was provided at or within 30 days of settlement.

iv.	Additional RESPA/Regulation X Disclosures and Requirements (§1024.6, 15, 17, 20, and 33):

1.	confirm the presence of the Servicing Disclosure Statement form in the loan file;

2.	verify the Servicing Disclosure Statement was provided to the borrower(s) within three (3) business days of application;

3.	confirm the presence of the Special Information Booklet in the loan file or that the loan file contains documentary evidence that the disclosure was provided to the borrower;

4.	confirm the Special Information Booklet was provided within three (3) business days of application;

5.	confirm the presence of the Affiliated Business Arrangement Disclosure in the loan file in the event the lender has affiliated business arrangements;

6.	confirm the Affiliated Business Arrangement Disclosure was provided no later than three (3) business days of application;

7.	confirm the Affiliated Business Arrangement Disclosure is executed;

8.	confirm the presence of the Initial Escrow Disclosure Statement in the loan file and proper timing;

c.                    The disclosure requirements and prohibitions of Section 50(a)(6), Article XVI of the Texas Constitution and associated regulations;

d.          The disclosure requirements and prohibitions of state, county and municipal laws and ordinances with respect to “high-cost” loans, “covered” loans, “higher-priced” loans, “home” loans or any other similarly designated loan as defined under such authorities, or subject to any other laws that were enacted to combat predatory lending, as may have been amended from time to time;

e.	Federal and state specific late charge and prepayment penalty provisions.

f.	Document Review

Recovco reviewed each loan file and verified if the following documents, if applicable, were included in the file and if the data on these documents was consistent:

●	Initial application (1003);
●	Sales contract;
●	Hazard and/or flood insurance policies;
●	Copy of note for any junior liens;
●	Appraisal;
●	Title/Preliminary Title;
●	Initial TIL;
●	Final 1003;
●	Final TIL;
●	HUD from sale of previous residence;
●	Initial and final GFE’s;
●	Changed circumstance documentation;
●	Final HUD-1;
●	Right of Rescission Disclosure;
●	Mortgage/Deed of Trust;
●	Note;
●	Mortgage Insurance;
●	Tangible Net Benefit Disclosure;

●	Subordination Agreement;
●	FACTA disclosures;
●	Notice of Special Flood Hazards; and
●	Certain other disclosures related to the enumerated tests set forth herein.

(8)	OTHER REVIEW AND METHEDOLOGY

COLLECTION COMMENT REVIEW SUMMARY

Not Applicable

TITLE REVIEW SUMMARY

Not Applicable

PAYMENT HISTORY SUMMARY

Not Applicable

MODIFICATION SUMMARY

Recovco will review and collect the most current modification loan terms that best match the data tape.

Summary of findings and conclusions of review

SUMMARY OF FINDINGS & CONCLUSIONS OF REVIEW

The NRSRO criteria referenced for this report and utilized for grading descriptions is based upon the requirements of the NRSROs.

COMPLIANCE REVIEW RESULTS SUMMARY (EXCEPTION LISTING)

The summaries below detail the exceptions as noted in the Compliance Review and reflect only compliance EV2s or EV3s, as noted when conducting the Compliance Review. Please note that an EV3 may not result in a compliance C or D grade per relevant rating agency guidelines and some mortgage loans may have multiple exceptions. Certain RESPA and application date related exceptions, based upon the time of the initial review, may have been originally considered an EV3 and are reported in the table below as such but would now be considered an EV2.

Exception Type	Exception Count
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)	65
* Prepayment Rider Missing (Lvl 3)	59
* Transmittal (1008) is Missing (Lvl 3)	51
* Mortgage - Missing required ARM Rider (Lvl 3)	42
* Loan program disclosure missing or unexecuted (Lvl 3)	41
* Missing initial TIL disclosure (Lvl 2)	40
* Application Missing (Lvl 3)	39
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 3)	37
* Good Faith Estimate missing or unexecuted (Lvl 3)	31
* ComplianceEase TILA Test Failed (Lvl 2)	23
* Final 1003 is Missing (Lvl 3)	19
* Missing Appraisal (Lvl 3)	19
* HUD-1 Closing Statement missing or unsigned (Lvl 3)	14
* Right of Rescission missing or unexecuted (Lvl 3)	13
* Missing Title evidence (Lvl 3)	11

* Final TIL Missing or Not Executed (Lvl 2)	10
* Right to receive copy of appraisal is Missing (Lvl 3)	9
* Final Application is missing (Lvl 3)	9
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)	9
* Not all borrowers signed HUD (Lvl R)	5
* ROR Transaction date not consistent with Note and/or HUD (Lvl R)	3
* Mortgage missing / unexecuted (Lvl 3)	3
* Special information booklet is Missing (Lvl 3)	3
* Special information booklet is Missing (Lvl R)	3
* ComplianceEase State Regulations Test Failed (Lvl 3)	3
* ROR Transaction date not consistent with Note and/or HUD (Lvl 3)	3
* MI, FHA or MIC missing and required (Lvl 3)	3
* ComplianceEase State Regulations Test Failed (Lvl 2)	2
* Appraisal not dated (Lvl R)	2
* State Specific Disclosure (Lvl 3)	2
* Missing required 1-4 family rider (Lvl 3)	2
* ComplianceEase TILA Test Failed (Lvl R)	2
* ComplianceEase Risk Indicator is "Moderate" (Lvl R)	2
* Appraisal not dated (Lvl 3)	2
* Settlement date is different from note date (Lvl R)	1
* Important Notice to Homebuyer (Lvl 3)	1
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)	1
* Missing credit report (Lvl 3)	1
* Informed Consumer Choice (Lvl 3)	1
* Missing Doc (Lvl 3)	1
* CAIVRS missing (Lvl 3)	1
* Not all borrowers signed HUD (Lvl 3)	1
* HUD-1 Closing Statement missing or unsigned (Lvl R)	1
* Condo / PUD rider Missing (Lvl 3)	1
* ROR not hand dated by borrower(s) (Lvl R)	1
* Missing Documentation (Lvl 3)	1
* Assumption of HUD-FHA Insurance (Lvl 3)	1
* MI, FHA or MIC missing and required (Lvl R)	1
* Loan has escrow holdback. No proof it was released (Lvl 3)	1
* Homeownership Counseling List (Lvl 3)	1
* FHA Direct Endorsement Disclosure (Lvl 3)	1
* Amendatory Clause and Real Estate Certification (Lvl 3)	1
* Not all borrowers signed TIL (Lvl R)	1
* Note is missing or unexecuted (Lvl 3)	1
Grand Total	601

COMPLIANCE REVIEW RESULTS SUMMARY

After review of the 123 mortgage loans, 2 mortgage loans had a rating grade of “A / RA”, 2 mortgage loans had a rating grade of “B / RB”, none of the mortgage loans had a rating grade of “C / RC”, and 119 of the mortgage loans had a rating grade of “D / RD.”

Pursuant to the applicable NRSRO criteria, Recovco graded certain compliance exceptions as non-material based upon seasoning of the mortgage loans. Certain mortgage loans were seasoned beyond the applicable period under TILA in which affirmative claims could be brought by a consumer. The time period is not limited for claims, other than rescission, which is raised as a defense to foreclosure. Information contained in any Recovco report related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual mortgage loan.

NRSRO Grade	Count	Loan count %
A / RA	2	1.63%
B / RB	2	1.63%
C / RC	0	0.00%
D / RD	119	96.75%

DATA INTEGRITY REVIEW RESULTS SUMMARY

Not Applicable

TITLE LIEN REVIEW SUMMARY

Not Applicable

PAYMENT HISTORY REVIEW SUMMARY

Not Applicable

COLLECTION COMMENT REVIEW SUMMARY

Not Applicable

MODIFICATION REVIEW SUMMARY

For 13 mortgage loans Recovco captured and reported the data from the modification agreements.

Final Loan Lists:

Compliance

0KJ21BGVLLN
GKMANEOMCIO
SAESUA02KBP
3SJI0Z4B203
0OMNVFPBREX
1VUIQ2YYLHE
RVNXBZFJOGQ
MP5QMMRUVIB
SIJ5AROP4CA
JLXLQ1BCVUM
U130L5DOGAW
3F5GD1ZKMBF
WUHOAWCY0II
WVDOB4MLXYX
0GK1GQDTIC2
D0S14WXJ5F2
5JNK5CEQZ3V
UOYNF0OMA0K
3UCZ43SD2RP
K2GCXPP55JF
021KIIWODPM
SBEVV3Q2FQG
0P3NUB3L2K3
SWJJC1QL4QV
JYJ4T1F1J3G
YNAP25DRTHX
QMDNXLGVNVY
LUQERFHBYAJ
I5YGYS13KST
S1OBYCYVAMA
1KETBTZXYSE
PYCOOXCPYK2
1FFR4KT5WME
R3EUM52KMBK
LVJTYRUSSYS
BG0T1ET2VEF
RQZFC10HXSW
W2PPPYEILGR
GKZTGH1OYFC
L5I22XIZFLS
WLX4XMTFFSQ
4LGQSL2RZJT
HAKAYBW51UY
00YS51MHLYW
ZKNHROP0IGC
02ZXQW4QA03
0CCSGIFBWST
OQBNS1HAKSF
1AEZVSLZB40
GNAKCOLJYPL
JCOBPEZSCOS

JY5TQSS45GN
IMX3K5BMBUK
RIKLRL02PTX
D2VQOY0NRFF
0WOJOOA54WX
WO0T0SNW45H
HB5AEYVYCB2
WJZH0MAIXZD
MCPK1EQ2BRR
CNRVGL1LHAN
CQRFAW4CP2R
ARI31FFFXKR
TIJZ0M0CVRK
PJMOTIINUU5
WFNEKOB52F0
BCTAERUCXBD
GY22WUT1CYG
HN2YDLEY323
XGCMWFSWEVV
00LHCU41SZL
DDKCEACQNZG
FOCZMPKOXIS
BOQ0ANNEIGZ
4PTCYU5ESIP
AHAA1JESW3Y
O1COUVRNNKK
D1THV53FKMR
5U33BZNVW1C
YYQACJUSTPD
3GJM3TQFZ4L
YBRXGUK4NQE
XZKTIL1JVIO
W1M5H3IHQTF
B5HISB1NFTI
2VYZNAZPVAS
4W0QQ4M0V5S
AFHVGVJT0AK
DT0LZWGNQJA
MUENT2KOZWQ
CM1BXZABNY3
J30NYB3MICV
3RL5KWZR10M
4PKHQWTYSY1
LTPLFCY3RE3
3KNGVJ2IBXG
A0C5QDR2XWH
XQRPUEYCEMP
I5DXGG0DC4B
EYKAHPNQILE
IGOVFRH0CTS

RUJMV5D2B4I
0CO0NRLC1SB
ZM4Q3FSXJCU
O4HNZFKIWCV
FD05LIT5UID
ISBCKUNRBXT
3I42DXX33TG
HILMPJ5BCWT
MOLU3FVM1DN
2VB1DTP5CEH
L4T1HM2AFPW
NRHPXCCFPD0

42WBXKVQ5DI
IIURUTFKL2U
5MONZNR4NF2
HHQMOTBIUU3
MTSX53ZT1OF
C2OL5UWZBNL
FDQGQVTWE5G
QGCSBYEWTRA
2WHJ3T0BQOM
XUPQGKG1EMW

Modification

S0GRJHP5B3G
RQVOFUEKBRZ
IMSZNUIK5B1
L0ATC3IM4EH
GELJEKOLBJ4
L2NHUB3AEYZ
IWJ52Z3JMAS
3WLROBLKBML
NLYCBKF4OED
LUALOQUFUNT
NS5DO0YDAU1
50PXWVZAZIF
44QAD5JP2WC